Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Private placement Warrants Liability - USD ($) $ in Thousands	3 Months Ended	5 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
Schedule of Changes in the Fair Value of the Private Placement Warrants Liability [Abstract]
Warrant liabilities at beginning		$ 114	$ 114
Change in fair value of warrant liabilities	$ (13)	$ (90)	(90)
Warrant liabilities at ending	$ 11		$ 24